JPMORGAN TRUST II

270 Park Avenue

New York, New York 10017

December 27, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re:	JPMorgan Trust II (the “Trust”) on behalf of

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

(each, a “Fund”, and collectively, the “Funds”)

File No. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 143 (Amendment No. 144 under the Investment Company Act of 1940) filed electronically on December 27, 2011.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

cc:	Vincent J. Di Stefano